JOINT VENTURES AND ASSOCIATES (Details) - USD ($)		3 Months Ended		6 Months Ended
	Dec. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
JOINT VENTURES
Assets in joint ventures and associates		$ 38,810,692		$ 38,810,692		$ 38,554,092
Liabilities in joint ventures and associates		122,059		122,059		717,948
Share of profit or loss of joint ventures and associates		40,048	$ 1,141,323	882,288	$ 919,087
Trigall Genetics S.A.
JOINT VENTURES
Liabilities in joint ventures and associates		122,059		122,059		717,948
Share of profit or loss of joint ventures and associates				595,889	662,077
Synertech Industrias S.A.
JOINT VENTURES
Assets in joint ventures and associates		35,995,752		35,995,752		35,646,740
Share of profit or loss of joint ventures and associates				349,012	319,356
Indrasa Biotecnologia S.A.
JOINT VENTURES
Assets in joint ventures and associates						70,466
Share of profit or loss of joint ventures and associates				(62,613)	52,363
Alfalfa Technologies S.R.L
JOINT VENTURES
Assets in joint ventures and associates		52,881		52,881		74,827
Moolec Science Limited
JOINT VENTURES
Assets in joint ventures and associates						2,759,059
Share of profit or loss of joint ventures and associates					$ (114,709)
Moolec Science S.A.
JOINT VENTURES
Assets in joint ventures and associates		$ 2,762,059		$ 2,762,059		$ 3,000
Moolec Science S.A. | Ordinary shares
JOINT VENTURES
Number of shares received in exchange for all of its ownership in Moolec Sciente Limited ordinary shares	1,560,000
Ownership held (in shares)		1,860,000		1,860,000